Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2020, 2019 and 2018.

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥200,052	¥541,932	¥759,998
Weighted average number of common stock in issue (in thousands of shares)	1,375,118	1,397,599	1,410,442

Basic earnings per share	¥145.48	¥387.76	¥538.84

Diluted:
Profit attributable to the common shareholders of the Company	¥200,052	¥541,932	¥759,998
Impact of dilutive potential ordinary shares issued by subsidiaries	(3)	(19)	(10)

Net profit used to determine diluted earnings per share	¥200,049	¥541,913	¥759,988

Weighted average number of common stock in issue (in thousands of shares)	1,375,118	1,397,599	1,410,442
Adjustments for stock options (in thousands of shares)	802	924	1,052

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,375,920	1,398,523	1,411,494

Diluted earnings per share	¥145.39	¥387.49	¥538.43